UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

      Check here if Amendment |_|; Amendment Number:
      This Amendment (Check only one.): |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pirate Capital LLC
Address: 200 Connecticut Avenue
         Norwalk, CT 06854

Form 13F File Number: 28-11099

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas R. Hudson Jr.

Title: Manager

Phone: 203 854-1100

Signature, Place, and Date of Signing:

/s/ Thomas R. Hudson Jr.        Norwalk, Connecticut                5/1/2008
             [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         3

 Form 13F Information Table Value Total:        154,092
                                                (thousands)

List of Other Included Managers:                None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                               PIRATE CAPITAL LLC
                              13F INFORMATION TABLE
                                December 31, 2007

Column 1                     Column 2   Column 3   Column 4    Column 5                 Column 6    Column 7           Column 8
------------------------------------------------------------------------------------------------------------------------------------
                             TITLE OF                          SHARES OR  SH/  PUT/    INVESTMENT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER        CLASS      CUSIP    VALUE (000)   PRN AMT   PRN  CALL    DISCRETION   MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
1 ALLIED DEFENSE GROUP        common   019118108       6,929   1,170,361   SH        Shared-Defined   NONE    1,170,361
2 BRINK'S CO                  common   109696104     122,527   1,823,856   SH        Shared-Defined   NONE    1,823,856
3 PEP BOYS MANNY MOE & JACK   common   713278109      24,636   2,473,536   SH        Shared-Defined   NONE    2,473,536
                                                   154,092.0